Share capital - Issued share capital of Arqit Limited (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 02, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Apr. 26, 2021	Apr. 25, 2021
Disclosure of classes of share capital [line items]
Number of ordinary shares	12,973,270	163,554,269	121,926,166	110,073,430	1
Par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 1
Increase in share premium	$ 70,999
Private placement
Disclosure of classes of share capital [line items]
Number of ordinary shares	7,100,000